Segment Reporting (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
Segment Reporting Information [Line Items]
Revenue	$ 276,243		$ 225,000
Cost of revenue	78,869
Gross Margin	197,374
Operating expenses
Selling, general and administrative	2,287,585	1,084,886	5,349,801	3,619,000
Related party expenses	90,000	90,000	360,000	360,000
Total operating expenses	2,377,585	1,174,886	5,709,801	3,979,000
Loss from operations	(2,180,211)	(1,174,886)	(5,484,801)	(3,979,000)
Other income (expense):
Interest expense, net	(634,949)	(712,268)	(512,152)	(178,498)
Total other income (expenses)	(634,949)	(629,084)	(8,764,918)	232,055
Net loss	(2,815,160)	$ (1,803,970)	(14,249,719)	(3,746,944)
Total Assets	5,243,830		$ 1,556,205	$ 5,218,308
Corporate [Member]
Segment Reporting Information [Line Items]
Revenue
Cost of revenue
Gross Margin
Operating expenses
Selling, general and administrative	862,354
Related party expenses	90,000
Total operating expenses	1,063,347
Loss from operations	(952,347)
Other income (expense):
Interest expense, net	(634,949)
Total other income (expenses)	(634,949)
Net loss	(1,587,296)
Total Assets	1,878,136
Live Events [Member]
Segment Reporting Information [Line Items]
Revenue
Cost of revenue
Gross Margin
Operating expenses
Selling, general and administrative	921,746
Related party expenses
Total operating expenses	921,746
Loss from operations	(921,746)
Other income (expense):
Interest expense, net
Total other income (expenses)
Net loss	(921,746)
Total Assets	43,796
Ticketing [Member]
Segment Reporting Information [Line Items]
Revenue	276,243
Cost of revenue	78,869
Gross Margin	197,374
Operating expenses
Selling, general and administrative	503,492
Related party expenses
Total operating expenses	503,492
Loss from operations	(306,118)
Other income (expense):
Interest expense, net
Total other income (expenses)
Net loss	(306,118)
Total Assets	$ 3,321,899